Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5	Cash and cash equivalents

Cash and cash equivalents as of December 31, 2025 and 2024, are summarized as follows:

	2025	2024
Cash on hand	$455	$610
Cash in banks	234,043	143,421
Short-term investments (a)	260,101	63,079
	$494,599	$207,110

(a)	Includes fix-term deposits (promissory notes) and purchase/resell transactions with terms up to 3 days.

Restricted cash

The Company maintains restricted cash related to debt service with Banco Inbursa, S.A. and Bancomext, S.N.C. (see Note 12.1) in accordance with the contractual conditions of such debt. The amount of restricted cash is equivalent to a semi-annual interest payment that is replenished on each interest payment date.